UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Michael W. Stockton

EuroPacific Growth Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund® Investment portfolio December 31, 2013 unaudited

Common stocks 92.72%
		Value
Financials 19.91%	Shares	(000)

Barclays PLC	495,702,757	$2,232,326
Prudential PLC	97,515,984	2,163,853
AXA SA	39,998,157	1,112,065
Société Générale	16,391,896	952,075
AIA Group Ltd.	189,129,200	948,780
Commerzbank AG, non-registered shares[1]	52,968,488	853,293
Bank of Ireland[1,2]	2,425,818,153	840,974
UniCredit SpA	99,839,719	738,940
HDFC Bank Ltd.	67,227,675	723,685
Mizuho Financial Group, Inc.	322,988,000	699,281
Sberbank of Russia (ADR)	41,180,875	517,918
Sberbank of Russia (GDR)[3]	11,167,686	140,489
ING Groep NV, depository receipts[1]	45,930,000	638,178
Housing Development Finance Corp. Ltd.	49,262,570	632,875
Credit Suisse Group AG1	20,591,691	629,489
Agricultural Bank of China, Class H	1,177,816,000	578,708
Fairfax Financial Holdings Ltd.[2]	826,291	330,566
Fairfax Financial Holdings Ltd. (CAD denominated)[2]	525,000	209,609
ORIX Corp.	30,557,000	535,930
BNP Paribas SA	6,379,298	497,160
Banco Santander, SA1	55,102,098	493,181
Axis Bank Ltd.	22,902,566	481,174
Brookfield Asset Management Inc., Class A	11,502,000	446,623
Hana Financial Group Inc.	10,668,630	443,789
Investment AB Kinnevik, Class B	9,415,539	436,094
ICICI Bank Ltd.	21,275,406	377,922
Sampo Oyj, Class A	7,554,377	371,222
Kotak Mahindra Bank Ltd.	31,467,137	370,478
Deutsche Bank AG	7,742,146	369,319
Henderson Land Development Co. Ltd.	53,059,197	302,783
Sumitomo Mitsui Financial Group, Inc.	5,685,000	292,590
Sun Hung Kai Properties Ltd.	21,999,636	279,028
HSBC Holdings PLC	21,630,000	234,730
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	17,125,000	233,585
Lloyds Banking Group PLC[1]	175,859,895	229,711
Toronto-Dominion Bank	2,380,000	224,299
Link Real Estate Investment Trust	45,863,471	222,388
China Pacific Insurance (Group) Co., Ltd., Class H	53,926,000	211,412
DNB ASA	11,417,796	204,249
Siam Commercial Bank PCL	45,944,800	200,641
UBS AG1	10,049,020	190,605
China Overseas Land & Investment Ltd.	62,650,000	176,131
Svenska Handelsbanken AB, Class A	3,269,000	160,608
Royal Bank of Scotland Group PLC[1]	26,993,060	151,128
Mitsubishi Estate Co., Ltd.	5,010,000	149,620

Common stocks
		Value
Financials (continued)	Shares	(000)

PartnerRe Ltd.	1,395,000	$ 147,075
Banco Bradesco SA, preferred nominative	11,570,515	142,667
Resona Holdings, Inc.	27,900,000	142,004
Bank of Nova Scotia	1,500,000	93,806
Sumitomo Realty & Development Co., Ltd.	1,750,000	86,910
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,261,858	84,973
Daito Trust Construction Co., Ltd.	897,700	83,794
BDO Unibank, Inc.	50,742,310	78,430
Industrial and Commercial Bank of China Ltd., Class H	112,914,255	76,302
Bancolombia SA (ADR)	1,530,000	75,001
Türkiye Garanti Bankasi AS	22,163,923	71,783
Investor AB, Class B	1,557,614	53,593
Banco Santander (Brasil) SA, units	7,946,600	47,088
Banco Santander (Brasil) SA, units (ADR)	1,003,400	6,121
Ayala Land, Inc.[4]	481,283,600	1,084
		24,420,135

Information technology 13.17%

Samsung Electronics Co. Ltd.	1,841,950	2,394,614
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	46,842
Tencent Holdings Ltd.	28,759,300	1,834,382
Baidu, Inc., Class A (ADR)[1]	8,205,900	1,459,665
Murata Manufacturing Co., Ltd.[2]	14,705,400	1,304,230
Nintendo Co., Ltd.[2]	9,157,900	1,218,329
Taiwan Semiconductor Manufacturing Co. Ltd.	302,957,649	1,072,425
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	101,548
Naver Corp.	1,320,006	905,561
ASML Holding NV	8,374,611	783,886
Infineon Technologies AG2	56,470,947	602,852
Gemalto NV2	5,250,065	577,873
ARM Holdings PLC	30,025,000	546,422
Alcatel-Lucent[1]	118,282,408	530,145
NetEase, Inc. (ADR)	5,592,424	439,565
SAP AG	4,625,837	396,526
Yandex NV, Class A1	6,626,000	285,912
Quanta Computer Inc.	116,646,530	272,013
Hexagon AB, Class B	7,255,111	229,322
Samsung SDI Co., Ltd.	1,418,520	217,748
Mail.Ru Group Ltd. (GDR)[1]	3,565,000	158,999
Mail.Ru Group Ltd. (GDR)[1,3]	735,000	32,781
Delta Electronics, Inc.	28,520,603	162,682
Hirose Electric Co., Ltd.	800,000	113,797
STMicroelectronics NV	13,780,000	110,710
HOYA Corp.	3,380,000	93,784
TDK Corp.	1,680,000	80,403
DeNA Co., Ltd.	3,250,000	68,265
Keyence Corp.	159,500	68,156
Nokia Corp.[1]	5,700,000	45,637
		16,155,074

Consumer discretionary 12.75%

Honda Motor Co., Ltd.	28,934,250	1,189,681
Volkswagen AG, nonvoting preferred	3,971,755	1,115,464
Rakuten, Inc.	54,305,700	806,515
Liberty Global PLC, Class A1	6,939,000	617,502
Liberty Global PLC, Class C1	1,901,035	160,295
Sands China Ltd.	93,499,200	763,857
adidas AG	5,459,000	695,721
Industria de Diseño Textil, SA	3,783,000	623,472
Naspers Ltd., Class N	5,723,900	598,041
Renault SA	6,636,910	533,672
Publicis Groupe SA	5,083,653	465,143
Li & Fung Ltd.	359,542,000	463,668
Tata Motors Ltd.	68,763,243	418,438
Ctrip.com International, Ltd. (ADR)[1,2]	8,414,000	417,503
Toyota Motor Corp.	6,755,000	411,804
Carnival PLC[2]	9,745,000	403,592
Hyundai Motor Co.	1,773,000	397,323
Galaxy Entertainment Group Ltd.[1]	44,110,000	395,632
Bayerische Motoren Werke AG	2,866,500	336,060
Nissan Motor Co., Ltd.	37,433,500	314,227
Hyundai Mobis Co., Ltd.	1,129,049	313,996
Nokian Renkaat Oyj	6,329,000	303,606
Kia Motors Corp.	5,701,717	303,090
Melco Crown Entertainment Ltd. (ADR)[1]	7,314,000	286,855
Swatch Group Ltd, non-registered shares	400,000	264,335
Cie. Générale des Établissements Michelin	2,164,041	229,979
Burberry Group PLC	8,922,000	223,980
Shangri-La Asia Ltd.	94,878,000	185,001
Paddy Power PLC	2,145,000	182,954
TOD’S SpA	1,091,800	182,342
LVMH Moët Hennessey-Louis Vuitton SA	980,000	178,769
Mahindra & Mahindra Ltd.	10,840,000	165,470
Daimler AG	1,910,000	165,275
PT Astra International Tbk	284,194,000	158,794
Hero MotoCorp Ltd.	4,638,863	155,639
JCDecaux SA	3,087,000	127,276
Mr Price Group Ltd.	8,140,000	127,059
Techtronic Industries Co. Ltd.	43,815,000	124,309
Kingfisher PLC	17,847,650	113,697
H & M Hennes & Mauritz AB, Class B	2,367,000	109,005
Suzuki Motor Corp.	3,946,333	105,975
British Sky Broadcasting Group PLC	7,550,000	105,520
Belle International Holdings Ltd.	86,636,000	100,219
SEGA SAMMY HOLDINGS INC.	3,820,000	97,105
Nikon Corp.	4,569,000	87,163
Yamada Denki Co., Ltd.	19,621,500	64,095
Whitbread PLC	704,515	43,761
Fast Retailing Co., Ltd.	16,400	6,759
		15,639,638

Health care 11.69%

Novo Nordisk A/S, Class B	25,626,316	4,697,351
Bayer AG	21,448,384	3,008,192
Novartis AG	29,969,725	2,392,068
Teva Pharmaceutical Industries Ltd. (ADR)	16,243,300	651,031
Common stocks
		Value
Health care (continued)	Shares	(000)

Roche Holding AG	2,283,000	$ 637,771
UCB SA	6,741,403	502,102
Fresenius SE & Co. KGaA	3,241,909	497,724
CSL Ltd.	7,580,000	466,734
Sysmex Corp.[2]	6,591,800	388,710
Grifols, SA, Class A, non-registered shares	6,050,000	289,349
Grifols, SA, Class B (ADR)	1,770,739	63,959
Grifols, SA, Class B, non-registered shares	937,750	33,393
Fresenius Medical Care AG & Co. KGaA	3,322,000	236,410
William Demant Holding A/S1	2,333,900	226,816
Merck KGaA	1,098,724	196,875
Sonova Holding AG	377,715	50,811
		14,339,296

Industrials 10.06%

European Aeronautic Defence and Space Co. EADS NV	15,521,890	1,191,737
Rolls-Royce Holdings PLC[1]	40,859,035	862,672
Ryanair Holdings PLC (ADR)[1]	16,627,920	780,348
International Consolidated Airlines Group, SA (CDI)[1,2]	107,329,400	713,417
ASSA ABLOY AB, Class B	11,367,000	600,528
KONE Oyj, Class B	10,988,000	495,811
Mitsubishi Heavy Industries, Ltd.	72,626,000	448,956
Experian PLC	24,248,000	447,310
Deutsche Lufthansa AG1	19,807,815	420,189
SMC Corp.	1,601,400	402,973
Siemens AG	2,821,500	385,398
Toshiba Corp.	90,240,000	378,749
Jardine Matheson Holdings Ltd.	7,025,200	367,488
Schneider Electric SA	3,745,842	326,710
Hutchison Whampoa Ltd.	23,802,000	323,528
Geberit AG	1,055,000	319,912
ABB Ltd[1]	9,900,000	260,582
VINCI SA	3,819,645	250,754
Bureau Veritas SA	8,354,000	244,160
Mitsui & Co., Ltd.	17,479,600	243,164
Babcock International Group PLC	9,577,215	214,895
Wolseley PLC	3,626,904	205,704
Legrand SA	3,732,000	205,672
Meggitt PLC	23,458,732	204,915
China State Construction International Holdings Ltd.	108,792,000	195,014
Kubota Corp.	11,650,000	192,378
Komatsu Ltd.	9,200,000	186,691
Marubeni Corp.	25,800,000	185,213
A.P. Møller-Mærsk A/S, Class B	16,274	176,612
Canadian Pacific Railway Ltd.	1,154,000	174,526
FANUC CORP.	835,000	152,633
Nabtesco Corp.	4,500,000	103,623
MTU Aero Engines AG	1,012,500	99,439
SGS SA	38,834	89,331
Air France-KLM[1]	8,160,720	85,166
Atlas Copco AB, Class A	3,018,016	83,664
China Merchants Holdings (International) Co., Ltd.	15,577,522	56,851
ITOCHU Corp.	4,400,000	54,274
Common stocks
		Value
Industrials (continued)	Shares	(000)

Alstom SA	1,400,000	$ 50,990
Kühne + Nagel International AG	330,000	43,320
Andritz AG	555,000	34,809
Qantas Airways Ltd.[1]	31,564,849	30,862
Aggreko PLC	968,750	27,416
Vallourec SA	30,132	1,641
		12,320,025

Consumer staples 8.02%

Nestlé SA	18,096,799	1,324,725
British American Tobacco PLC	23,224,999	1,245,317
Associated British Foods PLC	29,112,200	1,178,694
Pernod Ricard SA	9,194,053	1,047,402
Anheuser-Busch InBev NV	8,425,317	895,498
Alimentation Couche-Tard Inc., Class B	8,255,600	620,812
Japan Tobacco Inc.	14,291,000	464,108
OJSC Magnit (GDR)	5,520,000	365,424
Shoprite Holdings Ltd.	22,282,700	348,366
SABMiller PLC	6,693,000	343,692
Charoen Pokphand Foods PCL	351,211,000	342,019
ITC Ltd.	50,184,737	261,126
Unilever NV, depository receipts	5,493,000	221,223
Hengan International Group Co. Ltd.	15,175,000	179,259
Asahi Group Holdings, Ltd.	6,355,000	178,865
Wal-Mart de México, SAB de CV, Series V	65,671,436	172,321
L’Oréal SA, non-registered shares	872,000	153,190
China Resources Enterprise, Ltd.	30,499,000	101,279
Woolworths Ltd.	3,350,626	101,272
Imperial Tobacco Group PLC	2,200,000	85,175
Coca-Cola Amatil Ltd.	6,152,000	66,082
Koninklijke Ahold NV	3,582,498	64,316
PT Indofood Sukses Makmur Tbk	87,140,000	47,258
Treasury Wine Estates Ltd.	7,363,000	31,689
		9,839,112

Telecommunication services 5.25%

SoftBank Corp.	40,909,300	3,573,883
Vodafone Group PLC	264,744,919	1,039,018
MTN Group Ltd.	30,245,700	625,731
Shin Corp. PCL, nonvoting depository receipts	96,775,804	199,530
Shin Corp. PCL	625,196	1,289
TeliaSonera AB	22,175,000	184,624
Iliad SA	657,500	134,683
Swisscom AG	241,000	127,220
Axiata Group Bhd.	46,300,000	97,533
OJSC Mobile TeleSystems (ADR)	4,447,250	96,194
Millicom International Cellular SA (SDR)	920,561	91,672
América Móvil, SAB de CV, Series L (ADR)	3,645,600	85,198
OJSC MegaFon (GDR)[3]	2,270,600	76,065
Advanced Info Service PCL	6,838,000	41,515
China Unicom (Hong Kong) Ltd.	20,700,000	30,966
PT XL Axiata Tbk	56,023,500	23,938
		6,429,059

Common stocks
		Value
Materials 3.98%	Shares	(000)

Syngenta AG	1,717,315	$ 683,807
Linde AG	2,404,239	502,907
First Quantum Minerals Ltd.	25,453,700	458,634
Rio Tinto PLC	7,078,000	399,621
Glencore Xstrata PLC	72,657,401	376,231
ArcelorMittal	18,368,000	327,737
Chr. Hansen Holding A/S2	8,191,000	325,359
Amcor Ltd.	28,815,000	271,440
Impala Platinum Holdings Ltd.	20,785,947	243,725
BASF SE	1,650,500	175,948
L’Air Liquide SA, bonus shares[4]	1,160,572	164,131
Givaudan SA1	106,832	152,574
Grasim Industries Ltd. (GDR)[4]	1,915,953	84,085
Grasim Industries Ltd.	1,544,513	67,783
LG Chem, Ltd.	410,800	116,582
Akzo Nobel NV	1,290,000	99,984
Holcim Ltd[1]	1,276,362	95,507
BHP Billiton PLC	3,000,000	92,849
UltraTech Cement Ltd.	2,900,000	82,708
PT Semen Indonesia (Persero) Tbk	59,709,000	69,423
POSCO	171,793	53,149
Koninklijke DSM NV	515,979	40,574
		4,884,758

Energy 2.44%

Canadian Natural Resources, Ltd.	12,157,600	411,338
Royal Dutch Shell PLC, Class A	3,195,000	113,862
Royal Dutch Shell PLC, Class B	2,785,000	105,149
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	97,117
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	71,270
KunLun Energy Co. Ltd.	183,706,000	323,617
BG Group PLC	15,000,000	322,289
BP PLC	23,618,164	190,879
Technip SA	1,970,000	189,330
INPEX CORP.	11,070,000	141,699
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	9,326,400	137,005
Crescent Point Energy Corp.	3,430,000	133,196
Transocean Ltd.	2,452,000	121,178
Enbridge Inc.	2,580,000	112,721
Oil Search Ltd.	14,500,000	105,001
Repsol, SA, non-registered shares	4,161,222	104,874
CNOOC Ltd.	39,400,100	73,269
Cenovus Energy Inc.	2,557,600	73,195
OJSC Gazprom (ADR)	8,077,000	69,058
Eni SpA	2,568,000	61,789
Essar Energy PLC[1]	24,995,900	30,009
		2,987,845

Utilities 1.14%

Power Grid Corp. of India Ltd.[2]	284,267,226	459,111
National Grid PLC	18,749,517	244,660
Power Assets Holdings Ltd.	28,352,000	225,411
Hong Kong and China Gas Co. Ltd.	68,589,057	157,269
Common stocks
		Value
Utilities (continued)	Shares	(000)

Cheung Kong Infrastructure Holdings Ltd.	21,780,000	$ 137,489
GDF SUEZ	5,370,102	126,292
PT Perusahaan Gas Negara (Persero) Tbk	128,300,000	47,177
		1,397,409

Miscellaneous 4.31%

Other common stocks in initial period of acquisition		5,287,899
Total common stocks (cost: $69,980,671,000)		113,700,250

Rights 0.00%

Miscellaneous 0.00%

Other rights in initial period of acquisition		792
Total rights (cost: $758,000)		792
Bonds, notes & other debt instruments 0.71%
	Principal amount
U.S. Treasury bonds & notes 0.71%	(000)

U.S. Treasury 0.25% 2014	$250,000	250,110
U.S. Treasury 1.25% 2014[5]	216,500	216,816
U.S. Treasury 1.75% 2014	50,000	50,204
U.S. Treasury 0.25% 2015	221,850	221,966
U.S. Treasury 0.25% 2015	135,000	135,090
		874,186

Financials 0.00%

Bank of Ireland 10.24% 2049[2]	€1,025	1,495
Total bonds, notes & other debt instruments (cost: $875,187,000)		875,681

Short-term securities 6.73%

Federal Home Loan Bank 0.05%–0.175% due 1/2–10/20/2014	$2,328,736	2,327,945
Freddie Mac 0.08%–0.16% due 1/6–11/17/2014	1,932,400	1,931,638
Fannie Mae 0.12%–0.15% due 1/27–10/27/2014	969,200	968,713
U.S. Treasury Bills 0.056%–0.136 due 2/6–8/21/2014	649,700	649,563
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.11% due 1/2–1/6/2014	405,900	405,896
Victory Receivables Corp. 0.16% due 1/13/2014[3]	62,891	62,887
Federal Farm Credit Banks 0.11%–0.16% due 6/16–12/1/2014	290,000	289,757
Sumitomo Mitsui Banking Corp. 0.08%–0.22% due 1/2–3/10/2014[3]	172,550	172,523
Mizuho Funding LLC 0.16%–0.225% due 1/22–4/8/2014[3]	164,100	164,068
Bank of Nova Scotia 0.165%–0.17% due 2/25–4/7/2014	156,800	156,761
Toronto-Dominion Holdings USA Inc. 0.14%–0.21% due 1/8–2/24/2014[3]	148,100	148,090
BNP Paribas Finance Inc. 0.15%–0.20% due 1/31–3/11/2014	139,100	139,065
Thunder Bay Funding, LLC 0.12% due 1/10/2014[3]	113,900	113,896
Old Line Funding, LLC 0.15% due 2/10/2014[3]	19,300	19,298
Nestlé Finance International Ltd. 0.10% due 2/24/2014	89,000	88,992
Nestlé Capital Corp. 0.10% due 1/7/2014[3]	13,600	13,600
Medtronic Inc. 0.12% due 3/25/2014[3]	100,000	99,967
Private Export Funding Corp. 0.24% due 4/23–4/25/2014[3]	81,000	80,960
General Electric Capital Corp. 0.13% due 2/21/2014	75,000	74,991
Siemens Capital Co. LLC 0.10% due 1/27/2014[3]	50,000	49,996
Export Development Canada 0.11% due 3/10/2014	50,000	49,994
Wells Fargo & Co. 0.13% due 2/4/2014	50,000	49,992
Svenska Handelsbanken Inc. 0.15% due 2/26/2014[3]	50,000	49,987
International Bank for Reconstruction and Development 0.09% due 2/19/2014	46,150	46,146
Coca-Cola Co. 0.18% due 1/7/2014[3]	35,500	35,499
Commonwealth Bank of Australia 0.16% due 2/3/2014[3]	29,400	29,397
Toyota Motor Credit Corp. 0.15% due 2/27/2014	25,600	25,596
Total short-term securities (cost: $8,244,663,000)		8,245,217
Total investment securities (cost: $79,101,279,000)		122,821,940
Other assets less liabilities		(194,770)
Net assets		$122,627,170

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $2,462,507,000 over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 12/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	1/8/2014	Barclays Bank PLC	$35,345	A$38,700	$ 808
Australian dollars	1/28/2014	UBS AG	$34,740	A$39,300	(285)
Euros	1/13/2014	Bank of America, N.A.	$220,785	€160,000	675
Euros	1/13/2014	JPMorgan Chase	$311,235	€228,819	(3,549)
Euros	1/13/2014	UBS AG	$40,695	€29,560	30
Euros	1/15/2014	HSBC Bank	$68,850	€50,000	66
Euros	1/16/2014	Citibank	$76,806	€55,900	(95)
Euros	1/24/2014	JPMorgan Chase	$89,410	€65,000	(10)
Euros	1/27/2014	Barclays Bank PLC	$100,626	€73,183	(50)
Euros	1/29/2014	UBS AG	$44,597	€32,600	(250)
Japanese yen	1/10/2014	Barclays Bank PLC	$320,676	¥33,042,500	6,896
Japanese yen	1/14/2014	Bank of America, N.A.	$159,804	¥16,300,000	5,012
Japanese yen	1/14/2014	HSBC Bank	$42,032	¥4,300,000	1,197
Japanese yen	1/16/2014	HSBC Bank	$570,923	¥58,258,446	17,670
Japanese yen	1/17/2014	Barclays Bank PLC	$410,935	¥41,957,500	12,482
Japanese yen	1/30/2014	Bank of New York Mellon	$67,605	¥6,975,000	1,362
Swiss francs	1/23/2014	Citibank	$146,775	CHF130,280	700
					$42,659

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended December 31, 2013, appear below.

						Value of
					Dividend income	affiliates at
	Beginning shares			Ending shares or	or interest	12/31/2013
	or principal amount	Additions	Reductions	principal amount	(000)	(000)

Murata Manufacturing Co., Ltd.	15,308,200	2,200	605,000	14,705,400	$ 8,322	$1,304,230
Nintendo Co., Ltd.	6,482,100	2,675,800	—	9,157,900	—	1,218,329
Bank of Ireland[1]	2,410,600,276	250,000,000	234,782,123	2,425,818,153	—	840,974
Bank of Ireland 10.24% 2049	—	€1,025,000	—	€1,025,000	32	1,495
International Consolidated
Airlines Group, SA (CDI) [1]	30,070,400	77,259,000	—	107,329,400	—	713,417
Infineon Technologies AG	63,615,947	—	7,145,000	56,470,947	—	602,852
Gemalto NV6	3,373,083	1,876,982	—	5,250,065	1,963	577,873
Fairfax Financial Holdings Ltd.	711,291	115,000	—	826,291	—	330,566
Fairfax Financial Holdings Ltd.
(CAD denominated)	325,000	200,000	—	525,000	—	209,609
Power Grid Corp. of India Ltd.	162,690,336	121,576,890	—	284,267,226	2,998	459,111
Ctrip.com International, Ltd. (ADR)[1]	6,807,000	1,607,000	—	8,414,000	—	417,503503
Carnival PLC	2,500,000	7,245,000	—	9,745,000	5,498	403,592
Sysmex Corp.	3,206,800	3,385,000	—	6,591,800	1,256	388,710
Chr. Hansen Holding A/S	8,191,000	—	—	8,191,000	7,929	325,359
NetEase, Inc. (ADR)[7]	6,578,800	—	986,376	5,592,424	—	—
UCB SA7	12,702,491	152,679	6,113,767	6,741,403	12,381	—
					$40,379	$7,793,620

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,289,503,000, which represented 1.05% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $249,298,000, which represented .20% of the net assets of the fund.

5A portion of this security was pledged as collateral. The total value of pledged collateral was $3,501,000, which represented less than .01% of the net assets of the fund.

6This security was an unaffiliated issuer in its initial period of acquisition at 3/31/2013; it was not publicly disclosed.

7Unaffiliated issuer at 12/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

		Investment securities

		Level 1	Level 2	Level 3	Total

Assets:
	Common stocks:
	Financials	$ 24,419,051	$ —	$1,084	$ 24,420,135
	Information technology	16,155,074	—	—	16,155,074
	Consumer discretionary	15,639,638	—	—	15,639,638
	Health care	14,339,296	—	—	14,339,296
	Industrials	12,320,025	—	—	12,320,025
	Consumer staples	9,839,112	—	—	9,839,112
	Telecommunication services	6,429,059	—	—	6,429,059
	Materials	4,636,542	248,216	—	4,884,758
	Energy	2,987,845	—	—	2,987,845
	Utilities	1,397,409	—	—	1,397,409
	Miscellaneous	5,287,899	—	—	5,287,899
	Rights	792	—	—	792
	Bonds, notes & other debt instruments	—	875,681	—	875,681
	Short-term securities	—	8,245,217	—	8,245,217
Total		$113,451,742	$9,369,114	$1,084	$122,821,940

		Other investments*

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$46,897	$—	$46,897
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(4,238)	—	(4,238)
Total		$—	$42,659	$—	$42,659

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$44,237,945
Gross unrealized depreciation on investment securities	(1,614,756)
Net unrealized appreciation on investment securities	42,623,189
Cost of investment securities for federal income tax purposes	80,198,751

Key to abbreviations and symbols

ADR = American Depositary Receipts	SDR = Swedish Depositary Receipts	€ = Euros
CDI = CREST Depository Interest	A$ = Australian dollars	¥ = Japanese yen

GDR = Global Depositary Receipts	CAD = Canadian dollars	CHF = Swiss francs

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-0214O-S37692

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: February 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2014